Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 11,448,265	$ 9,889,433
Cost of Sales	5,997,049	5,143,468
Gross Profit	5,451,216	4,745,965
Operating Expenses:
Impairment of intangible asset	792,500
Loss on inventory investment	875,250	1,226,426
Loss on write-down of inventory		376,348
Wage and salary expense	3,941,475	3,846,522
Professional fees	519,642	1,094,917
Accounting and legal expense	830,355	697,825
Technology expense	1,160,856	899,705
General and administrative	1,755,433	1,896,515
Total operating expenses	9,875,511	10,038,258
Operating Loss	(4,424,295)	(5,292,293)
Other income (expense)
Change in fair value of warrant liability	825,544
Interest income	20,989
Gain on disposal of asset	4,100
Interest expense	(336,206)	(23,590)
Total nonoperating expense	514,427	(23,590)
Net Loss	(3,909,868)	(5,315,883)
Net loss attributable to TRxADE Health, Inc.	(3,472,099)	(5,315,883)
Net loss attributable to non-controlling interests	$ (437,769)
Net loss per common share — basic and diluted	$ (0.41)	$ (0.65)
Weighted average common shares outstanding - basic and diluted	8,472,946	8,136,740